Document and Entity Information Document	Jan. 06, 2020
Document Information [Line Items]
Entity Central Index Key	0001534504
Amendment Flag	false
Title of 12(b) Security	Common Stock, par value $.001
Written Communications	false
Pre-commencement Issuer Tender Offer	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Document Type	8-K
Document Period End Date	Jan. 06, 2020
Entity Registrant Name	PBF ENERGY INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35764
Entity Tax Identification Number	45-3763855
Entity Address, Address Line One	One Sylvan Way, Second Floor
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
Trading Symbol	PBF
Security Exchange Name	NYSE
City Area Code	973
Local Phone Number	455-7500
Entity Emerging Growth Company	false
PBF LLC [Member]
Document Information [Line Items]
Entity Central Index Key	0001645026
Entity Registrant Name	PBF Energy Co LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	333-206728-02
Entity Tax Identification Number	61-1622166
PBF Holding Co LLC [Member]
Document Information [Line Items]
Entity Central Index Key	0001566011
Entity Registrant Name	PBF Holding Co LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	333-186007
Entity Tax Identification Number	27-2198168